Insurance and Reinsurance Contract Assets and Liabilities - Insurance Revenue By Transition Method (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	$ 26,592	$ 23,972
Asia
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	5,809	5,056
Canada
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	9,296	8,619
U.S.
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	11,403	10,194
Corporate and Other
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	84	103
Contracts under the fair value method
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	16,912	15,892
Contracts under the fair value method | Asia
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	2,629	2,499
Contracts under the fair value method | Canada
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	3,322	3,288
Contracts under the fair value method | U.S.
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	10,975	10,123
Contracts under the fair value method | Corporate and Other
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	(14)	(18)
Contracts under the full retrospective method
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	692	731
Contracts under the full retrospective method | Asia
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	489	531
Contracts under the full retrospective method | Canada
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	62	48
Contracts under the full retrospective method | U.S.
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	141	152
Contracts under the full retrospective method | Corporate and Other
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	0	0
Other contracts
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	8,988	7,349
Other contracts | Asia
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	2,691	2,026
Other contracts | Canada
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	5,912	5,283
Other contracts | U.S.
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	287	(81)
Other contracts | Corporate and Other
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	$ 98	$ 121